CONCENTRATIONS (Details Narrative)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
Cash and cash equivalents	$ 980,746		$ 908,341
CHINA
Cash and cash equivalents	980,746		$ 908,341
CHINA | Maximum [Member]
Cash insured amount	$ 71,499	¥ 500,000